U.S. SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 24F-2

                    Annual Notice of Securities Sold
                         Pursuant to Rule 24f-2

         Read instructions at end of Form before preparing Form.
                          Please print or type.


1.   Name and address of issuer:  Farm Bureau Life Annuity
Account, 5400 University Avenue, West Des Moines, IA  50266


2. Name of each series or class of funds for which this notice is filed: N/A



3.   Investment Company Act File Number:

     Securities Act File Number:  1933



4.   Last day of fiscal year for which this notice is filed:
December 31, 1995



5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration [ ]:



6.   Date of termination of issuer's declaration under rule 24f-
2(a)(1), if applicable (see Instruction A.6):



7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:



8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:



9. Number and aggregate sale price of securities sold during the fiscal year: 725,833.715862 units, $7,769,216


10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule
24f-2:  725,833.715862 units, $7,769,216



11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7): N/A



12.  Calculation of registration fee:

     (i)  Aggregate sale price of securities sold during the
          fiscal year in reliance on rule 24f-2 (from Item
          10):                                    $  7,769,216


     (ii) Aggregate price of shares issued in connection with
          dividend reinvestment plans (from Item 11, if
          applicable):                            +       N/A

     (iii)Aggregate price of shares redeemed or repurchased
          during the fiscal year (if applicable): -   3,968,620

     (iv) Aggregate price of shares redeemed or repurchased
          and previously applied as a reduction to filing fees
          pursuant to rule 24e-2 (if applicable): $        N/A

     (v)  Net aggregate price of securities sold and issued
          during the fiscal year in reliance on rule
          24f-2 (line (i), plus line (ii), less line (iii),
          plus line (iv) (if applicable):             3,800,596

     (vi) Multiplier prescribed by Section 6(b) of the
          Securities Act of 1933 or other applicable law or
          regulation (see Instruction C.6):       X     1/2900

     (vii)Fee due [line (i) or line (v) multiplied by line (vi)]:
                                                      $1,311

Instruction: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.



13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's
Rules of Informal and Other Procedures (17 CFR 202.3a) [ X ]

Date of mailing or write transfer of filing fees to the Commission's lockbox depository: February 13, 1996


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By   (Signature and Title)*  /s/ Stephen M. Morain


Stephen M. Morain, Senior Vice President

Date  February 23, 1996

*Please print the name and title of the signing officer below the signature.